Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
NOTE 13 – RELATED PARTY TRANSACTIONS
United Parcel Service
Since the Company’s inception, UPS has contributed significant amounts of capital in the form of equity and debt to the Company. UPS currently has investments in Series Seed and Series
Seed-1,
Series
A-2
and Series B

Preferred Shares, with balances of $
0.6
 million, $
1.8
 million, $
1.0
 million and $
35.0
 million as of December 31, 2021 and 2020, respectively. The Company has multiple agreements with UPS, which are summarized below.
The Company entered into a Discount Agreement in 2016 with UPS, which was amended in March 2017 and March 2019. Under the agreement, UPS performs advertising and brand marketing services for the Company. In exchange for the services, the Company has agreed to compensate UPS in the form of equity royalties which are determined based on 6% of the Company’s gross revenues. The Company determined this arrangement qualifies as a nonmonetary transaction within ASC 718. In 2019, the Company issued 14,924 shares of Series B Preferred Stock for these services. As of December 31, 2021 and 2020, the Company recognized $2.5 million and

$1.3 million as a related party accrued liability on the consolidated balance sheets. During the years ended December 31, 2021 and 2020, the Company recognized $1.2 million and $0.8 million, respectively, in sales and marketing expense on its consolidated statements of net loss and comprehensive loss.
The Company entered into a warehouse rental agreement with UPS in January 2015. The Company leases space in a warehouse in Louisville, KY that is used for printing equipment, supplies, packages and shipping space. The Company paid $66.7 thousand and $65.7 thousand in lease payments to UPS for the years ended December 31, 2021 and 2020, respectively.
The Company entered into a shipping service agreement with UPS in 2016 (as amended in both 2017 and 2019) for which the Company receives pickup and delivery services. The Company paid $1.0 and $0.5 million in fees to UPS for shipping services for the years ended December 31, 2021 and 2020, respectively.
The Company entered into a
sub-lease
agreement with UPS in August 2018. The Company
sub-leases
office space from UPS in Singapore. The Company paid $7.3 thousand and $6.7 thousand in lease payments to UPS for the years ended December 31, 2021 and 2020, respectively.
Energize Venture Fund & Ironspring Venture Fund
On February 3, 2020, Energize Venture Fund LP (“Energize”) purchased 1,371,428 and 444,773 shares of common stock and Series B Preferred Stock, with a balance of $4.8 million and $6.0 million, as of December 31, 2021 and 2020, respectively.
On February 3, 2020, Ironspring Venture Fund I, LP (“Ironspring”) purchased 148,256 shares of Series B Preferred Stock, with a balance of $2 million as of December 31, 2021 and 2020, respectively.
On March 12, 2021, the Company signed a convertible note agreement with Energize and Ironspring, which was funded on April 13, 2021. The Company received $7.6 million in proceeds related to these notes. The notes have a stated interest rate of 6% and an effective interest rate of 58%, with all principal and interest due at maturity. As of December 31, 2021, the Company recognized $1.4 million in interest expense related to these notes and has recorded a derivative liability with a fair market value of $2.5 million as of December 31, 2021. Please refer to Note 5 for further details.
The Company also issued warrants to purchase 140,000 shares of Common Stock to holders of Energize, as further discussed in Note 8.
Drive Capital
On November 13, 2017, Drive Capital purchased 3,994,445 shares of Series A - 1 Preferred Stock for $4.0 million. Drive Capital made additional purchases of 1,835,099 shares of Series A - 3 Preferred Stock on June 12, 2018 and of 741,289 shares of Series B Preferred Stock on March 21, 2019 for $3.0 million and $10.0 million, respectively. All shares purchased by Drive Capital remain outstanding as of December 31, 2021 and 2020, respectively.
On August 24, 2021, the Company signed a convertible note agreement with Drive Capital, which was funded on August 24, 2021. The Company received $3.0 million in proceeds related to these notes. The notes have a stated interest rate of 6% and an effective interest rate of 17%, with all principal and interest due at maturity. As of December 31, 2021, the Company recognized $0.1 million in interest expense related to these notes and has recorded a derivative liability with a fair market value of $0.6 million as of December 31, 2021. Please refer to Note 5 for further details.

ECP Holdings
On October 26, 2021, the Company signed a convertible note agreement with Energy Capital Partners Holdings LP (“ECP Holdings”), an affiliate of ENNV, which was funded on October 26, 2021. The Company received $7.0 million in proceeds related to these notes. The notes have a stated interest rate of 6% and an effective interest rate of 16%, with all principal and interest due at maturity. As of December 31, 2021, the Company recognized $0.2 million in interest expense related to these notes and has recorded a derivative liability with a fair market value of $1.3 million as of December 31, 2021. Please refer to Note 5 for further details.
Palantir
Concurrently with the execution of the Merger Agreement, ENNV entered into subscription agreements with certain third-party investors, including, among others, UPS, Palantir and ENNV (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and ENNV agreed to issue and sell, to the PIPE Investors an aggregate of
7,500,000
shares of Common Stock (the “PIPE Shares”) for a purchase price of
 $10.00 per share, or an aggregate purchase price of $75.0 million, in a private placement
 (the “PIPE Investment”).
The Pipe Investment closed concurrently with the Business Combination on February 4, 2022. In May 2021, the Company entered into a master subscription agreement with Palantir in which the Company would commit to utilize software and services from Palantir over the next six years for a total of $45.0 million. The software and services are an integral part of the Company’s plan to provide automated intelligence solutions as a service upon commercialization of the Company’s Cloud Manufacturing Platform. The agreement is structured such that the Company committed to spend $50 thousand per month through the earlier of the closing of the Merger or December 31, 2021. Should the Merger not have been consummated, the Company had the option of terminating the agreement and no further commitments would have been required. Upon close of the Merger in February 2022, the Company made a payment to Palantir of $9.4 million and the remaining non-cancellable
future minimum payments due on this firm purchase agreement are $10.1 million.

ECP Environmental Growth Opportunities Corp [Member]
Related Party Transactions
Note 4—Related Party Transactions
Founder Shares
On December 8, 2020, the Sponsor paid an aggregate of $25,000 in exchange for the issuance of 8,625,000 shares of Class B common stock (the “Founder Shares”). On December 23, 2020, the Company effected a
6-for-5
reverse stock split with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 7,187,500 Founder Shares. On January 26, 2021, the Company effectuated a
5-for-6
split of the
Founder Shares,

resulting
in an aggregate outstanding amount of 8,625,000 Founder Shares. All share and per-share
amounts have been restated to reflect the stock split, as reflected in the Company’s audited consolidated financial statements as of December 31, 2020. In January 2021, the Sponsor transferred 35,000 Founder Shares to each of Tracy McKibben, Kathryn E. Coffey, Richard Burke and David Lockwood, our independent director nominees, at their original issue price. Under the agreement, the recipients’ shares must be returned to the Sponsor if the recipients do
not become directors of the Company at the time of the Company’s Initial Public Offering, is removed from office as a director, or voluntarily resigns his position with the Company before a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company. The vesting condition under ASC Topic 718
Compensation—Stock Compensation
is the completion of the business combination. The fair value of the Founder Shares issued in this arrangement was determined using the price of the Company’s Class A common stock and the probability of the success of the Business Combination.
The holders of the Founder Shares agreed to forfeit up to an aggregate of 1,125,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional shares is not exercised in full by the underwriters. As the underwriters’ option to purchase additional shares was exercised in full, forfeiture of Founder Shares did not occur.
The Initial Stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (1) one year after the completion of the initial Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the initial Business Combination that results in all stockholders having the right to exchange their shares of common stock for cash, securities or other property (the
“lock-up”).
Notwithstanding the foregoing, if the last reported sale price of common stock shares equals or exceeds $12.00 per share (as adjusted
for
 stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the
lock-up.

Working Capital Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans” or “Note”). On July 30, 2021, the Company issued an unsecured promissory note in the principal amount of $1,500,000 to an affiliate of the Sponsor, which may be drawn down by the Company from time to time upon written notice to the lender. The Note does not bear interest and is repayable in full upon consummation of a Business Combination. If the Company does not complete a Business Combination, the Note shall not be repaid and all amounts owed under it will be forgiven. Upon the consummation of a Business Combination, the holder of the Note (or a permitted assignee) shall have the option, but not the obligation, to convert all or a portion of the unpaid principal balance of the Note into that number of Working Capital Warrants equal to the principal amount of the Note so converted divided by
$1.50. The conversion option should be bifurcated and accounted for as a derivative in accordance with ASC 815. However, the exercise price of the underlying warrants was greater than the warrant fair value as of December 31, 2021, and when the Note was drawn on. The Company believes that the likelihood of the Sponsor’s exercise of the option to convert the Note to warrants is de minimis. As a result, the Company recorded zero liability related to the conversion option.
The terms of the Working Capital Warrants will be identical to the terms of the warrants issued by the Company to the Sponsor in a private placement that took place simultaneously with the Company’s Initial Public Offering. The Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable.

As

of December 31, 2021, there was a balance of $499,702 under this loan.
Administrative Services Agreement
The Company entered into an Administrative Services Agreement pursuant to which the Company will pay an affiliate of our Sponsor a total of $10,000 per month, until the earlier of the completion of the initial Business Combination and the liquidation of the trust assets, for office space, utilities, administrative and support services. Upon completion of the initial Business Combination or liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2021, the Company expensed $107,143 in monthly administrative support services.
Promissory Note - Related Party
On January 26, 2021, the Company entered into a promissory note pursuant to which Energy Capital Partners Management, LP (“ECP”) agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. The promissory note was repaid in full upon the Initial Public Offering.
ECP Holdings Note
On October 26, 2021, Energy Capital Partners Holdings, LP (“ECP Holdings”), an affiliate of the Sponsor, entered into a note purchase agreement with
Legacy
Fast Radius, pursuant to which ECP Holdings purchased a convertible promissory note (the “ECP Note”) in an aggregate principal amount of $7.0 million from Fast Radius. The ECP Note matures on October 26, 2023 (the “Maturity Date”) and interest on the unpaid principal amount under the ECP Note accrues at a rate of six percent (6%) per annum.
The aggregate principal amount of the ECP Note may not be paid prior to the maturity date without the written consent of ECP Holdings. Upon the occurrence and during the continuance of an event of default, ECP Holdings may declare all unpaid principal, together with any then unpaid and accrued interest and other amounts payable under the ECP Note, immediately due and payable.

If
 Fast Radius consummates any transaction or series of related transactions involving (i) the sale, lease, exclusive license, or other disposition of all or substantially all of its assets; (ii) any merger or consolidation of Fast Radius into or with another person or entity (other than a merger or consolidation effected exclusively to change its domicile), (iii) any other corporate reorganization, in which the stockholders of Fast Radius in their capacity as such immediately prior to such merger, consolidation or reorganization, own less than a majority of Fast Radius’ (or the surviving or successor entity’s) outstanding voting power immediately after such merger, consolidation or reorganization; or (iv) any sale or other transfer by the stockholders of Fast Radius of shares representing at least a majority of Fast Radius’ then-total outstanding combined voting power (such transaction or series of related transactions, an “Acquisition”) before (x) Fast Radius issues and sells preferred equity in a transaction or series of transactions for aggregate gross proceeds of at least $40.0 million (excluding all proceeds from the incurrence of indebtedness that is converted into such equity, or otherwise cancelled in consideration for the issuance of such equity) with the principal purpose of raising capital (a “Qualified Financing”) or (y) the repayment in full or conversion of the ECP Note, then ECP Holdings will be entitled to a cash payment equal to the greater of (A) two times the outstanding principal amount of the ECP Note plus all accrued and unpaid interest and (B) the amount that would be received in such Acquisition transaction if the outstanding principal amount of the ECP Note, plus all accrued and unpaid interest, were converted into Fast Radius common equity immediately prior to the closing of such Acquisition at the applicable conversion price.
If a Qualified Financing occurs on or before the Maturity Date, then the outstanding principal amount of the ECP Note, and all accrued and unpaid interest, will automatically convert into shares of Fast Radius preferred equity on the same terms as those issued in such Qualified Financing at the applicable conversion price. In the case of a business combination transaction between Fast Radius and any special purpose acquisition company (including, for the avoidance of doubt, the Business Combination) with the purpose of taking Fast Radius public without going through the traditional initial public offering process (a “SPAC Transaction”) that occurs prior to the consummation of a Qualified Financing or the Maturity Date, the outstanding principal amount of the ECP Note, together with all accrued and unpaid interest, shall be automatically converted into Fast Radius common stock immediately prior to the consummation of such SPAC Transaction at the applicable conversion price. If no Qualified Financing or SPAC Transaction occurs on or before the Maturity Date, then the outstanding principal amount of the ECP Note, and all accrued and unpaid interest, shall be convertible at the option of ECP Holdings into Fast Radius common stock at the applicable conversion price within 90 days after the Maturity Date. In addition, if, prior to the repayment in full or conversion of the ECP Note, Fast Radius consummates an equity financing that does not qualify as a Qualified Financing (a
“Non-Qualified
Financing”), the ECP Note will be convertible at the option of ECP Holdings into the type of equity sold in such financing at the applicable conversion price.
The conversion price under the ECP Note will determined as follows: (i) if a Qualified Financing,
Non-Qualified
Financing, SPAC Transaction or Acquisition, as applicable, is consummated prior to October 26, 2022, the conversion price will mean the price per share equal to 90% of the lowest price per share paid by the other purchasers of equity sold in such Qualified Financing,
Non-Qualified
Financing, SPAC Transaction or Acquisition, as applicable; (ii) if a Qualified Financing,
Non-Qualified
Financing, SPAC Transaction or Acquisition, as applicable, is consummated on or after October 26, 2022, and while the ECP Note remains outstanding, the conversion price will mean the price per share equal to 80% of the lowest price per share paid by the other purchasers of equity sold in such Qualified Financing,
Non-Qualified
Financing, SPAC Transaction or Acquisition, as applicable; or (iii) if the ECP Note is converted on or after (pursuant to a valid extension) the Maturity Date, and prior to any Qualified Financing,
Non-Qualified
Financing, SPAC Transaction or Acquisition, the conversion price will mean the lowest conversion price of Fast Radius’ Series B preferred stock as set forth in Fast Radius’ certificate of incorporation.